CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2014	$ 1,097	$ 546,735	$ (139,742)	$ 280,059	$ 688,149
Balance (in shares) at Dec. 31, 2014	109,669,000
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				117,016	117,016
Net movement in other comprehensive income			36,661		36,661
Issuance of common stock	$ 1	(1)
Issuance of common stock (in shares)	113,000
Stock compensation		88			88
Balance at Dec. 31, 2015	$ 1,098	546,822	(103,081)	397,075	841,914
Balance (in shares) at Dec. 31, 2015	109,782,000
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				(366,195)	(366,195)
Net movement in other comprehensive income			11,918		11,918
Issuance of common stock (in shares)	17,000
Stock compensation		76			76
Balance at Dec. 31, 2016	$ 1,098	546,898	(91,163)	30,880	487,713
Balance (in shares) at Dec. 31, 2016	109,799,000
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				83,905	83,905
Net movement in other comprehensive income			(22,913)		$ (22,913)
Issuance of common stock (in shares)					0
Balance at Dec. 31, 2017	$ 1,098	$ 546,898	$ (114,076)	$ 114,785	$ 548,705
Balance (in shares) at Dec. 31, 2017	109,799,000